Additional Information Regarding Profit or Loss Items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cost of revenue [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Stock based compensation	$ 421
Research and development expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Stock based compensation	541
Selling and marketing expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Stock based compensation	2,467
General and administrative expenses [Member]
Additional Information Regarding Profit or Loss Items [Line Items]
Stock based compensation	$ 807